Cash Distributions and Earnings / (Losses) Per Unit (Table) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Total Quarterly Distribution Total Amount | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Minimum distribution per unit	$ 0.4125
Total Quarterly Distribution Total Amount | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Maximum distribution per unit	0.4744
Total Quarterly Distribution Total Amount | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Minimum distribution per unit	0.4744
Maximum distribution per unit	0.5156
Total Quarterly Distribution Total Amount | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Minimum distribution per unit	0.5156
Maximum distribution per unit	0.6188
Total Quarterly Distribution Total Amount | Thereafter
Distribution Made To Limited Partner [Line Items]
Minimum distribution per unit	$ 0.6188
Common and subordinated Unitholders | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	98.00%
Common and subordinated Unitholders | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	98.00%
Common and subordinated Unitholders | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	85.00%
Common and subordinated Unitholders | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	75.00%
Common and subordinated Unitholders | Thereafter
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	50.00%
General Partner | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	2.00%
General Partner | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	2.00%
General Partner | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	2.00%
General Partner | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	2.00%
General Partner | Thereafter
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	2.00%
Holders of IDRs | Minimum Quarterly Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	0.00%
Holders of IDRs | First Target Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	0.00%
Holders of IDRs | Second Target Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	13.00%
Holders of IDRs | Third Target Distribution
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	23.00%
Holders of IDRs | Thereafter
Distribution Made To Limited Partner [Line Items]
Marginal percentage interest in distributions	48.00%